AFL-CIO HOUSING INVESTMENT TRUST
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2000


REPORT TO PARTICIPANTS

THE AFL-CIO HOUSING INVESTMENT TRUST COMPLETED THE FIRST SIX MONTHS OF 2000 WITH
A RECORD OF CONTINUED GROWTH AND COMPETITIVE PERFORMANCE.   IN A PERIOD WHEN
INTEREST RATE VOLATILITY CONTINUED TO AFFECT FIXED-INCOME FUNDS, THE TRUST SUCCESSFULLY MANAGED ITS PORTFOLIO TO MINIMIZE INTEREST RATE RISK AND OUTPERFORM INDUSTRY BENCHMARKS. AT THE SAME TIME, THE TRUST WORKED TO STIMULATE JOBS AND IMPROVE THE NATION'S HOUSING STOCK THROUGH ITS INVESTMENTS IN INSURED OR GUARANTEED MULTI-FAMILY AND SINGLE-FAMILY LOANS. THE OUTSTANDING FIRST TWO QUARTERS AND THE FAVORABLE OUTLOOK FOR THE HOUSING MORTGAGE MARKET CREATE EXCELLENT CONDITIONS FOR CONTINUED INVESTMENT SUCCESS IN THE PERIOD AHEAD.


                                  PERFORMANCE
                      Total  Gross  Rate  of  Return*

                                       1  Year     3  Years     5  Years     10  Years
     Housing  Investment  Trust         4.98%       6.48%       7.29%         8.47%
     Lehman  Aggregate  Bond  Index     4.56%       6.04%       6.25%         7.82%

Note:  Returns  for  periods  exceeding  one  year  are  annualized.

* Total returns of the Trust, used here for comparative purposes, do not reflect the deduction of fund administrative expenses. The Trust's net rates of return for the one-, three-, five-, and ten-year periods ending June 30 were 4.56 percent, 6.06 percent, 6.84 percent, and 7.97 percent, respectively.

GROWTH AND PERFORMANCE

The Trust maintained steady growth in the first two quarters of 2000 with total net assets reaching $2.26 billion, a 5 percent increase since the close of 1999. Investors showed continued strong confidence in the Trust with $75.2 million in new investments during the period, including $48.5 million in investments from four new participants. Current participants reinvested earnings at a steady rate of 90 percent.

Total rates of return at June 30 compared favorably with the Lehman Aggregate Bond Index, reflecting the success of the Trust's overall portfolio management strategy. Despite a 100 basis point rise in short-term interest rates resulting from Federal Reserve actions to tighten the monetary supply, and volatility created by the U.S. Treasury buy-back program, agency-backed mortgage securities produced outstanding returns relative to other fixed-income investments. In particular, the Trust's significant holdings in long-term construction-related mortgage securities continued to boost overall returns for Trust investors. Throughout the period, the Trust focused on portfolio diversity and structure, while producing high current income and avoiding excess interest rate risk relative to the market benchmark. At June 30, the Trust's total rate of return exceeded the index by 62 basis points for the six-month period. Over the longer term, the Trust's one-year and five-year total returns were 4.98 percent and
7.29 percent and continued to outperform the benchmark by 42 and 104 basis points, respectively.

The net asset value of $1,044.27 at June 30 reflected a gain of $8.55 per unit since December 31. The Trust's 411 participants increased their units of participation held to 2,163,577 at June 30.

The Trust remains one of the most cost-efficient organizations in the institutional fund management industry. Its ratio of expenses to average net assets was 40 basis points (0.40 percent) for the six months ended June 30.

[PIE CHART INDICATING PORTFOLIO COMPOSITION]

MORTGAGE-BACKED SECURITIES                     57.3%
FHA MORTGAGES                                  21.4%
CONSTRUCTION-RELATED MORTGAGES AND MBS         14.0%
HOUSING BONDS AND LOCAL INITIATIVE MORTGAGES    2.3%
FHLB SECURITY                                   0.2%
SHORT-TERM                                      4.8%

LOAN PRODUCTION

The Trust issued $93.1 million in new single-family and multi-family financing commitments for 1,032 units during the first two quarters of 2000. Based upon the current pipeline and increased activity in Fannie Mae origination, the Trust anticipates a substantial increase in financing commitments by December 2000. In order to reach this higher commitment level by year-end and lay the foundation for loan production in the next year, the Trust has enhanced its relationships with HUD, Fannie Mae, state housing finance agencies, and community development groups.

To expand homeownership opportunities for union members and develop quality investments for the portfolio, the Trust is exploring new investment partnerships that will build on the success of the Homeownership Opportunity Initiative and serve union homebuyers across the nation.

PORTFOLIO MANAGEMENT

The Trust's portfolio was closely monitored as to yield, duration, and convexity to maximize participant value as interest rates fluctuated during the period. Investment activity was strong, and short-term investments were just 4.8 percent of the portfolio at mid-year, keeping the majority of assets productively invested in mortgages and mortgage-backed securities.

Investors continued to benefit from the security afforded by having 98 percent of the Trust's long-term investments insured or guaranteed by the U.S. government or government-sponsored enterprises such as Fannie Mae and Freddie Mac.

INVESTMENT INITIATIVES

Pension funds invested in the Trust are helping to meet some of this country's most pressing needs for decent housing and good jobs while earning competitive risk-adjusted returns. In the first half of 2000, the Trust helped establish partnerships between unions, community organizations, and state and local governments to build strong communities through dozens of projects like the ones described here.

* Representatives of New York unions joined AFL-CIO President John Sweeney to launch the $52 million renovation of Workmen's Circle MultiCare Center. The Bronx nursing facility was founded half a century ago, originally to serve members of the needle trades. The Trust's $52 million FHA-insured loan is its largest investment to date for a nursing home facility.

* Low-income families in Chicago will find apartments they can afford at North Town Village, a $23 million project just getting underway. Two-thirds of the project's 116 rental units will be affordable, and some will serve families displaced from public housing projects that are being redeveloped, like the nearby Cabrini-Green. HIT is providing $2.6 million toward the financing of this project through an FHA-insured loan serviced by the state housing finance agency.

* A single mother buying her first home became the proud owner of the first property restored by "At Home in New Orleans," the Trust's unique partnership with the city of New Orleans and Freddie Mac. Mayor Marc Morial and area labor officials congratulated the new homeowner at a special ceremony at the house.

* Seattle Mayor Paul Schell and a group of new homeowners helped AFL-CIO President Sweeney announce the $25 million expansion of the Trust's Homeownership Opportunity Initiative in Seattle and King County. The innovative mortgage program, which serves union members and public employees, has become an important part of Seattle's efforts to foster homeownership.


OUTLOOK FOR THE FUTURE

At mid-year, the Trust has distinguished itself with competitive performance and can look forward to further investment success in the period ahead. With its experienced staff, state-of-the-art systems, and strong relationships within the industry, the Trust is well prepared to monitor the markets and manage the program to maintain value through changing economic conditions. Its active network of community partnerships and recognized technical expertise create the prospect of exciting new investment opportunities. Those expanding investments are expected to grow the portfolio and enhance returns - making the Trust even more attractive to pension investors who seek competitive returns and a high degree of security, while also furthering labor's goals for housing, community development, and jobs.


Stephen  Coyle
Chief  Executive  Officer

Michael  M.  Arnold
Executive  Vice  President

Helen  R.  Kanovsky
Executive  Vice  President

2000 PARTICIPANTS MEETING

The 2000 Annual Meeting of Participants was held in Washington, D.C., on May 18, 2000. The following matters were put to a vote of Participants at the meeting through the solicitation of proxies.

Richard Ravitch was reelected to chair the Board of Trustees by a vote of 1,320,870.8393 for, 0.000 against, 20,761.4807 abstentions, and 781,586.7490 votes  not  cast.

The table above details votes pertaining to Trustees who were elected at the Annual Meeting.

The following Trustees were not up for election because their terms continued after the date of the Annual Meeting: Linda Chavez-Thompson, Terrence R. Duvernay, Frank Hanley, Frank Hurt, Walter M. Kardy, George Latimer, Michael E. Monroe, Tony Stanley, John J. Sweeney, Richard Trumka, Patricia F. Wiegert, and Andrew L. Stern.

Participants considered an amendment to the Trust's Charter to modify certain of the eligibility criteria applicable to the nomination and election of Management Trustees and approved the amendment by a vote of 1,319,688.0417 for, 150.8392 against, 21,793.4391 abstentions, and 781,586.7490 votes not cast.

Arthur Andersen LLP was ratified as the Trust's Public Accountants by a vote of 1,321,385.1742 for, 0.000 against, 20,247.1458 abstentions, and 781,586.7490 votes  not  cast.

Trustee                     Votes           Votes          Votes         Votes
                             For           Against      Abstaining      Not Cast
-------------------------------------------------------------------------------------
Jack E. Cullerton       1,337,776.5507     2,981.9682     873.8011    781,586.7490

Alfred J. Fleischer     1,377,776.5507     2,981.9682     873.8011    781,586.7490

John J. Flynn           1,330,734.6205     1,559.2576     9,338.4419  781,586.7490

Edwin D. Hill           1,331,806.2557       830.5097     8,995.5546  781,586.7490

Martin J. Maddaloni     1,330,164.3308     2,472.4346     8,995.5546  781,586.7490

Terrence M. O'Sullivan  1,332,293.8781         0.0000     9,338.4419  781,586.7490

Marlyn Spear           1,289,451.3804      1,559.2576    50,621.6820  781,586.7490

Edward C. Sullivan     1,331,463.3684        803.5097     9,338.4419  781,586.7490

                                    FINANCIAL STATEMENTS
                                       JUNE 30, 2000

                 --------------------------------------------------------------
                     American Federation of Labor and Congress of Industrial
                               Organizations Housing Investment Trust

Statement of Assets and Liabilities
June 30, 2000 (Dollars in thousands unless noted; unaudited)


ASSETS
--------------------------------------------------------------------------------

Investments, at value (amortized cost $2,301,641)                     $2,254,240
Cash                                                                      28,640
Accrued interest receivable                                               14,468
Accounts receivable                                                        2,471
Prepaid expenses and other assets                                          2,329
--------------------------------------------------------------------------------
Total Assets                                                           2,302,148


LIABILITIES
--------------------------------------------------------------------------------
Accounts payable and accrued expenses                                       868
Redemptions payable                                                      38,994
Refundable deposits                                                       1,607
Income distribution payable, net dividends
    reinvested of $11,663                                                 1,315
Total Liabilities                                                        42,784
-------------------------------------------------------------------------------

Net assets applicable to participants' equity  -
certificates of participation  -  authorized unlimited;
outstanding 2,163,577 units (note 5)                                  $2,259,364
                                                                         =======

Net asset value per unit of participation  (in dollars)              $1,044.2725
                                                                     ===========

Schedule  of  Portfolio  Investments
June  30,  2000  (Dollars  in  Thousands)

FHA  Mortgages  (21.4%  of  total  portfolio)

INTEREST                                       FACE      AMORTIZED
  RATE          MATURITY DATE                 AMOUNT        COST      VALUE
----------------------------------------------------------------------------
Single-family:

  7.75%      Jul-2021 - Aug-2021            $   707      $   707     $    707
  8.00%          Jul-2021                       677          677          677
 10.31%          Feb-2016                        73           73           73
------------------------------------------------------------------------------
TOTAL SINGLE-FAMILY                           1,457        1,457        1,457

Multi-family:
  6.50%     Aug-2004 - Mar-2040              19,839       19,759       18,640
  6.66%          Apr-2040                     5,997        6,009        5,518
  6.75%     Nov-2037 - Jul-2040              10,351        9,942        9,571
  7.00%          Jun-2039                     6,272        6,365        5,932
  7.13%          Mar-2040                     8,191        8,208        7,722
  7.20%     Aug-2039 - Sep-2039              11,621       11,639       11,167
  7.25%          Oct-2039                    30,824       30,824       29,045
  7.50%          Nov-2022                     7,323        7,382        7,186
  7.55%     Aug-2012 - Nov-2037               9,993       10,006        9,835
  7.63%     Dec-2027 - Jun-2037              77,684       77,497       76,767
  7.70%          Oct-2039                    12,505       12,402       12,380
  7.75%     Jan-2038 - Oct-2038              11,626       11,656       11,552
  7.80%          Dec-2038                    21,684       21,694       21,604
  7.85%          Sep-2037                     2,598        2,598        2,596
  7.88%     Mar-2037 - Jul-2038               9,406        9,418        9,411
  7.93%          Jul-2035                    19,446       19,453       19,493
  8.00%     Sep-2031 - Jun-2038              23,032       22,883       23,123
  8.13%     Apr-2028 - Aug-2037              18,981       18,996       19,245
  8.18%          Nov-2036                    36,586       36,214       37,158
  8.25%     Feb-2026 - Oct-2036              31,503       31,525       32,025
  8.30%     Nov-2027 - Aug-2033               4,242        4,195        4,325
  8.38%          Jan-2027                    15,997       16,002       16,225
  8.40%          Apr-2012                     1,194        1,194        1,195
  8.50%     Apr-2012 - Feb-2035              12,963       12,948       13,221
  8.60%          Jan-2028                     2,017        2,017        2,041
  8.63%          Dec-2029                     4,188        4,188        4,295
  8.75%     May-2036 - Sep-2036              12,220       12,130       12,702
  8.80%          Oct-2032                     5,593        5,593        5,700
  8.88%     Sep-2029 - Jun-2036              10,289       10,216       10,678
  9.13%          May-2035                     2,438        2,438        2,521
  9.25%     Feb-2029 - Jun-2036              24,967       24,973       25,874
  9.38%          Jun-2034                     1,857        1,882        1,912
  9.50%          Jul-2027                       375          382          411
  9.75%          Apr-2031                     3,571        3,553        3,624
 10.00%     May-2002 - Mar-2031               5,811        5,811        5,841
 10.45%          Jan-2030                     1,209        1,209        1,252
--------------------------------------------------------------------------------
TOTAL MULTI-FAMILY                          484,393      483,201      481,787
--------------------------------------------------------------------------------
Total FHA Mortgages                      $  485,850   $  484,658    $ 483,244

Schedule of Portfolio Investments
June 30, 2000  (Dollars in Thousands)

FHA Insured Construction Loans  (6.8% of total portfolio)

   INTEREST RATES                         COMMITMENT      FACE       AMORTIZED
 PERM     CONST        MATURITY DATE*       AMOUNT       AMOUNT        COST          VALUE
-----------------------------------------------------------------------------------------------
Multi-family
  N/A     6.50%      May-2000           $   5,700      $   3,460    $   3,475   $   3,452
  6.45%   7.80%      Jun-2041              17,604         11,354       10,238       9,616
  6.80%   6.95%      Sep-2040               8,900          7,451        7,451       6,737
  6.81%   6.81%      Jul-2040              35,503         30,854       30,860      28,022
  6.88%   7.13%      Apr-2030              29,546         24,188       24,193      22,093
  6.88%   6.88%      Jul-2040              23,426         21,121       21,129      19,363
  6.93%   7.25%      May-2041              28,104         20,800       20,805      18,729
  7.17%   7.17%      Feb-2040               4,905          4,762        4,768       4,509
  7.50%   7.50%      Nov-2037              10,145          9,043        9,083       8,866
  7.93%   7.93%      Feb-2042               2,952              0            0         (58)
  8.27%   8.27%      May-2042               2,575          2,575        2,570       2,591
  8.40%   9.50%      Dec-2041               8,723              0            0         290
  8.75%   8.80%      Mar-2027              29,095          26,571      26,577      27,684
-----------------------------------------------------------------------------------------
Total FHA Construction Loans           $  207,178       $ 162,179   $ 161,149   $ 151,894

*Permanent mortgage maturity date

Schedule of Portfolio Investments
June 30, 2000 (Dollars in Thousands)

Ginnie Mae Securities  (16.4% of total portfolio)

              INTEREST                               FACE          AMORTIZED
                RATE          MATURITY DATE          AMOUNT          COST          VALUE
-----------------------------------------------------------------------------------------
Single-family   6.50%     Jul-2028 -  Dec-2028        $1,873        $1,873         $1,778
                7.00%     Apr-2026 -  Sep-2028        53,687        54,571         52,174
                7.50%     Apr-2013 -  Jun-2028       103,926       106,450        103,624
                8.00%     Nov-2009 -  Mar-2030        75,153        77,095         75,990
                8.50%     Nov-2009 -  Dec-2024        30,588        31,378         31,351
                9.00%     May-2016 -  Jun-2025         7,877         8,137          8,169
                9.50%     May-2019 -  Sep-2021         2,146         2,181          2,257
               10.00%            Jun-2019                 15            15             16
               11.00%            Sep-2016                 23            23             25
               11.25%            Oct-2015                 85            85             89
               12.00%     Apr-2015 -  Jun-2015            50            50             55
               13.00%            Jul-2014                  2             2              2
               13.25%            Dec-2014                  5             5              5
               13.50%            Aug-2014                  1             1              1
-------------------------------------------------------------------------------------------
TOTAL SINGLE-FAMILY                                  275,431       281,866         275,536


Multi-family
               6.50%             Dec-2039              3,591         3,591           3,344
               6.75%             Nov-2038             15,184        14,990          14,453
               7.50%             Apr-2038             24,811        24,400          24,708
               7.80%             Jul-2039             19,147        19,160          19,409
               8.00%             Nov-2036                898           898             911
               8.25%             May-2032              4,557         4,557           4,561
               8.50%             Jul-2029              7,180         7,180           7,417
               8.75%             Dec-2026              4,306         4,306           4,343
               9.00%             Jun-2030              7,891         7,453           7,908
              10.05%             May-2026              1,240         1,240           1,245
              12.55%             Jun-2025              6,049         5,985           6,187
---------------------------------------------------------------------------------------------
TOTAL MULTI-FAMILY                                    94,854        93,760          94,486
---------------------------------------------------------------------------------------------
Total Ginnie Mae Securities                        $ 370,285     $ 375,626       $ 370,022

Schedule of Portfolio Investments
June 30, 2000 (Dollars in Thousands)

Ginnie Mae Construction MBS  (7.2% of total portfolio)

   INTEREST RATES                         COMMITMENT        FACE      AMORTIZED
 PERM      CONST       MATURITY DATE*       AMOUNT         AMOUNT        COST         VALUE
--------------------------------------------------------------------------------------------
Multi-family

 6.24%     6.24%        May-2040          $26,500          $26,143    $25,511       $23,633
 6.50%     6.50%        Sep-2040            6,063            5,572      5,496         5,078
 6.62%     6.62%        Jan-2040           10,010            5,699      5,702         4,981
 6.75%     6.75%        Oct-2040           20,647           15,298     14,923        13,941
 6.76%     6.63%        Nov-2040            5,632            5,458      5,446         5,132
 6.98%     6.98%        Jan-2041           47,090           27,343     27,346        24,831
 7.10%     7.10%        Jul-2039           42,137           41,328     41,092        39,754
 7.23%     8.40%        Sep-2041            8,100                0       (304)         (256)
 7.33%     7.76%        Jan-2030           27,554           24,583     24,599        23,982
 7.50%     7.63%        Apr-2041           19,440            7,329      7,337         7,012
 7.70%     7.70%        Mar-2042           50,584            4,399      3,570         3,740
 7.75%     7.25%        Feb-2031           51,076            8,950      8,695         8,836
 7.75%     7.75%        Jul-2042           30,808            2,329      1,715         2,015
--------------------------------------------------------------------------------------------
Total Ginnie Mae Construction MBS    $    345,641        $ 174,431   $171,128     $ 162,679

*Permanent mortgage maturity date



Schedule of Portfolio Investments
June 30, 2000  (Dollars in Thousands)

Fannie Mae Securities  (27.9% of total portfolio)

      INTEREST                            COMMITMENT          FACE       AMORTIZED
        RATE          MATURITY DATE         AMOUNT           AMOUNT        COST         VALUE
---------------------------------------------------------------------------------------------
Single-family
        5.50%          Sep-2029                               $236          $228        $209
        6.00%          Jun-2005 - Aug-2029                  91,696        90,990      84,380
        6.44%          Apr-2030                              3,330         3,334       3,403
        6.50%          Oct-2005 - May-2030                  78,567        79,374      74,280
        7.00%          Jan-2004 - Dec-2029                  36,812        36,982      35,558
        7.27%          Jun-2028                              4,342         4,452       4,414
        7.50%          Jul-2004 - Jun-2030                  70,915        70,614      69,948
        8.00%          Jan-2007 - Apr-2030                  20,290        20,565      20,369
        8.50%          Nov-2009 - Oct-2029                   7,690         7,907       7,818
        9.00%          Jul-2009 - May-2025                   9,732        10,056       9,994
        9.50%          Aug-2004                              2,985         3,046       3,060
---------------------------------------------------------------------------------------------
TOTAL SINGLE-FAMILY                                        326,595       327,548     313,433

Multi-family
        6.06%         Sep-2011                              5,574          5,506       5,504
        6.25%         Dec-2013                              2,674          2,768       2,479
        6.38%         Nov-2008                             30,312         30,316       8,797
        6.50%         Nov-2015               7,400          2,857          2,863       2,320
        6.52%         Dec-2001                             10,302         10,192      10,180
        6.66%         Aug-2010              16,500              0              0        (593)
        6.80%         Apr-2016               5,250            416            416          39
        6.97%         Jun-2007                             47,490         47,514      46,959
        7.11%         Mar-2012              60,000              0              0        (590)
        7.20%     Apr-2010 - Aug-2029                      10,866         10,439      10,588
        7.25%     Nov-2011 - Jul-2012                       9,938          9,938       9,936
        7.29%         Jul-2003                              1,724          1,748       1,724
        7.30%          Aug-2006                            31,543         31,840      31,464
        7.35%          Dec-2009                            28,335         28,458      28,264
        7.38%    Jun-2014 - Oct-2015        6,448           6,037          6,060       6,025
        7.41%          Dec-2003                             1,200          1,215       1,205
        7.48%          Oct-2006                            39,351         39,426      39,449
        7.50%          Dec-2014                             2,644          2,655       2,633
        7.75%    May-2012 - Dec-2024                        5,378          5,378       5,446
        8.00%    Nov-2019 - May-2020                        6,941          6,907       7,134
        8.13%    Sep-2012 - May-2020                       11,441         11,393      11,820
        8.18%          Apr-2001                             1,374          1,395       1,377
        8.40%          May-2022                               588            599         625
        8.50%          Jan-2007                               393            393         408
        8.63%    Sep-2006 - Sep-2028                        7,856          7,860       8,469
        9.00%          Jan-2022                             1,097          1,097       1,157
        9.13%          Sep-2015                             3,950          3,922       4,241
        9.25%    Jun-2018 - Sep-2026                        6,694          6,673       7,245
--------------------------------------------------------------------------------------------
TOTAL MULTI-FAMILY                          95,598        276,975        276,971     274,305


Intermediate  Notes
        5.65%     Jun-2001 - Sep-2001                      16,529         16,421      16,301
        6.53%         Nov-2001                             25,000         25,013      24,813
---------------------------------------------------------------------------------------------
TOTAL INTERMEDIATE NOTES                                   41,529         41,434      41,113
----------------------------------------------------------------------------------------------
Total Fannie Mae Securities       $         95,598  $     645,099      $ 645,953   $ 628,851


Schedule of Portfolio Investments
June 30, 2000 (Dollars in Thousands)

Freddie Mac Securities  (13.0% of total portfolio)

   INTEREST                                   FACE          AMORTIZED
     RATE          MATURITY DATE             AMOUNT          COST          VALUE
-------------------------------------------------------------------------------------
Single-family
     5.56%          Aug-2029                 $4,056          $4,056         $4,061
     5.63%          Oct-2029                  3,010           2,989          3,011
     5.78%          Oct-2029                  6,347           6,325          6,396
     6.00%     Mar-2005 - Apr-2029            3,062           3,075          2,833
     6.50%     Dec-2006 - Dec-2029           44,222          44,483         42,622
     6.62%          Jul-2029                  7,467           7,471          7,496
     7.00%     Apr-1930 - Jun-2030           71,545          71,092         69,882
     7.48%          Apr-2023                  3,632           3,723          3,710
     7.50%     Nov-2003 - Jun-2030           75,348          75,261         74,765
     8.00%     May-2008 - Feb-2030           29,198          29,597         29,401
     8.25%          Dec-2022                    143             143            146
     8.50%     Jun-2010 - Jun-2025           17,129          17,547         17,484
     9.00%     Sep-2010 - Mar-2025            3,695           3,830          3,800
------------------------------------------------------------------------------------
TOTAL SINGLE-FAMILY                         268,854         269,592        265,607

Multi-family
     8.00%         Feb-2009                   7,174           7,182          7,181
------------------------------------------------------------------------------------
TOTAL MULTI-FAMILY                            7,174           7,182          7,181


Intermediate  Notes
     5.59%         Mar-2001                  15,000          14,934         14,871
     5.69%         Mar-2002                   5,450           5,373          5,336
-----------------------------------------------------------------------------------
TOTAL INTERMEDIATE NOTES                     20,450          20,307         20,207
-----------------------------------------------------------------------------------
Total Freddie Mac Securities               $296,478        $297,081       $292,995


Schedule of Portfolio Investments
June 30, 2000 (Dollars in Thousands)

Housing Bonds and Local Initiative Mortgages (2.3% of total portfolio)

   INTEREST                                   FACE          AMORTIZED
     RATE          MATURITY DATE             AMOUNT          COST         VALUE
--------------------------------------------------------------------------------
Multi-family
    7.63%          Jan-2008                    813            813          787
    7.70%      Jun-2006 - Jun-2029          40,231         40,234       38,788
    8.00%          May-2025                  4,805          4,792        4,709
    8.13%          Jan-2005                    737            725          732
    8.25%          Sep-2012                    465            470          455
    8.38%          Feb-2007                    840            880          839
    8.63%          Jun-2025                  1,405          1,406        1,410
    9.39%          Dec-2023                    954            950          995
    9.50%      Aug-2012 - Apr-2024           2,128          2,135        2,229
----------------------------------------------------------------------------------
Total Housing Bonds &
   Local Initiative Mortgages              $52,378        $52,405      $50,944



Federal Home Loan Bank Securities  (.2% of total portfolio)

INTEREST                                     FACE          AMORTIZED
  RATE          MATURITY DATE               AMOUNT          COST          VALUE
------------------------------------------------------------------------------------
Intermediate  Notes
    7.25%          Mar-2003                $4,900          $4,900          $4,870
-------------------------------------------------------------------------------------
TOTAL FEDERAL HOME LOAN BANK               $4,900          $4,900          $4,870


Schedule of Portfolio Investments
June 30, 2000  (Dollars in Thousands)

Short-Term Investments  (4.8% of total portfolio)

                                            INTEREST          FACE          AMORTIZED
DESCRIPTION            MATURITY DATE          RATE           AMOUNT          COST           VALUE
--------------------------------------------------------------------------------------------------
Repurchase Agreements

Amalgamated Bank          Jul-2000           6.10%          $2,000          $2,000          $2,000
---------------------------------------------------------------------------------------------------
TOTAL REPURCHSE AGREEMENTS                                   2,000           2,000           2,000

Commercial  Paper

Riverwoods Funding          Jul-2000          6.53%          5,000            4,995          4,995
Goldman Sachs               Jul-2000          6.54%          5,045            5,037          5,037
Ford Motor Cr Co            Jul-2000          6.55%          5,000            4,995          4,995
Corporate Asset             Jul-2000          6.57%          5,000            4,995          4,995
Morgan Stanley              Jul-2000          6.58%         10,265           10,248         10,248
Salomon Smith Barney        Jul-2000          6.60%          5,000            4,998          4,998
EFG Funding                 Jul-2000          6.60%         10,500           10,490         10,490
US West Comm                Jul-2000          6.63%         15,000           14,975         14,975
FPL Group Cap               Jul-2000          6.63%          7,000            6,988          6,988
Merck                       Jul-2000          6.85%         10,000            9,989          9,989
Gillette                    Jul-2000          6.90%         10,000            9,992          9,992
Hubbell Inc.                Jul-2000          6.98%          5,050            5,048          5,048
SLMA Holdings               Jul-2000          7.00%         12,000           11,991         11,991
---------------------------------------------------------------------------------------------------
TOTAL COMMERICAL PAPER                                     104,860          104,741         104,741

Certificates  of  Deposit
Shorebank                   Sep-2000          5.50%          2,000            2,000           2,000
----------------------------------------------------------------------------------------------------
TOTAL CERTIFICATE OF DEPOSITS                                2,000            2,000           2,000
----------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS                               108,860          108,741         108,741
-----------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS                                       $2,300,460       $2,301,641      $2,254,240
======================================================================================================

See accompanying notes to financial statements.


STATEMENT OF OPERATIONS
Six Months Ended June 30, 2000 (Dollars in thousands; unaudited)

INVESTMENT INCOME
--------------------------------------------------------------------------------
INTEREST:
 FHA mortgages                                                 $19,014
 FHA construction loans                                          5,980
 GNMA securities                                                17,268
 GNMA construction loans                                         5,299
 FNMA securities                                                21,853
 FHLMC securities                                                8,259
 Local Initiatives                                               2,100
 FHLB security                                                     106
 Short-term investments                                          2,318
 Discount and (premium) amortization and other income - net     (1,566)
--------------------------------------------------------------------------------
TOTAL INCOME                                                    80,631

EXPENSES
--------------------------------------------------------------------------------
Salaries and fringe benefits                                    $2,628
Legal fees                                                         116
Consulting fees                                                    203
Auditing and tax accounting fees                                    48
Insurance                                                           58
Marketing and sales promotion                                      311
Investment management                                              129
Trustee expenses                                                     9
General expenses                                                   890
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                   4,392
--------------------------------------------------------------------------------
Investment Income - net                                         76,239
--------------------------------------------------------------------------------
Realized and unrealized gain on investments                     18,865
--------------------------------------------------------------------------------
Net iecrease in net assets resulting from operations          $ 95,104
================================================================================
See accompanying notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
Six Months Ended June 30, 2000 (Dollars in thousands; unaudited)

INCREASE IN NET ASSETS FROM OPERATIONS

Investment income - net                                           $76,239
   Net realized and unrealized gain on investments                 18,865
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations               95,104

Distribution paid to participants or reinvested from:
   Investment income - net                                        (76,239)

INCREASE IN NET ASSETS FROM UNIT TRANSACTIONS

  Proceeds from the sale of 72,537.3798 units of participation    105,381
  Dividend reinvestment of 66,214.5550 units of participation      68,411
  Payments for redemption of (50,371.9643) units of participation  (9,757)
--------------------------------------------------------------------------------
Net increase from share transactions                               91,172
--------------------------------------------------------------------------------
Total increase in net assets                                      110,037

--------------------------------------------------------------------------------
Net assets at beginning of period                               2,149,327
-------------------------------------------------------------------------------
Net assets at end of period                                   $ 2,259,364
================================================================================
See accompanying notes to financial statements.

Notes to Financial Statements
JUNE 30, 2000

1.  Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (the Trust) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940 as a no-load, open-end investment company. The Trust has obtained certain exemptions from the requirements of the Investment Company Act of 1940 that are described in the Trust's prospectus.

Participation in the Trust is limited to labor organizations and eligible pension; welfare and retirement plans that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

INVESTMENT  VALUATION

Investments are presented at value. Value determinations are summarized by specific category of investment as follows:

Long-term investments, consisting of permanent mortgages, mortgage-backed securities, insured construction loans and participation certificates, are valued using published prices, dealer bids or cash flow models discounted using market-based discount and prepayment rates, developed for each investment category. The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury Note) adjusted for an appropriate risk premium. The risk premium reflects actual premiums in the marketplace over the yield on U.S. Treasury securities of comparable risk and maturity to the security being valued as adjusted for other market considerations. On investments for which the Trust finances the construction and permanent loans, value is determined based upon the total amount of the commitment for the term of the construction loan plus the permanent loan. For insured construction-only loans, the outstanding principal balance of the loan is used to approximate value, assuming no decline in credit quality.

Short-term investments, consisting of repurchase agreements, certificates of deposit and commercial paper that mature less than sixty days from the balance sheet date are valued at amortized cost, which approximates value. Short-term investments maturing more than sixty days from the balance sheet date are valued at the last reported sales price on the last business day of the month or the mean between the reported bid and ask price if there was no sale. Short-term investments maturing more than sixty days from the balance sheet date for which there are no quoted market prices are valued to reflect current market yields for securities with comparable terms and interest rates. Additional information relative to investment terms and credit risks are described more fully in the Trust's prospectus.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The total cost of the portfolio of investments for federal income tax purposes approximates the cost of all investments for financial statement purposes.

DISTRIBUTIONS TO PARTICIPANTS

At the end of each calendar month, pro rata distribution is made to participants of the net investment income earned during the preceding month. Amounts distributable, but not disbursed, as of the balance sheet date are classified as income distribution payable.

Participants redeeming their investments are paid their pro rata share of undistributed net income accrued through the month-end of redemption.

The Trust offers an income reinvestment plan that allows current participants automatically to reinvest their income distribution into Trust units of participation. Total reinvestment approximated 90 percent of distributable income for the months ended June 30, 2000.

INVESTMENT INCOME

Interest income is recognized on an accrual basis. Commitment fees, points and other discounts or premiums resulting from the funding or acquisition of mortgage loans or mortgage-backed securities are accounted for as an adjustment to the cost of the investment and amortized over the estimated life of the mortgage loan or mortgage-backed security using the effective interest method. Realized gains and losses from investment transactions are recorded on the trade date using an identified cost basis.

2.  Transactions with Affiliates

During the six months ended June 30, 2000, the Trust provided certain services to the Building Investment Trust Corporation, a D.C. nonprofit corporation. The total cost for these services and related expenses for the six months ended June 30, 2000, amounted to approximately $888,000. During the first six months of 2000, the Trust was reimbursed for approximately $879,000 of these costs. The outstanding amount of approximately $1.2 million is included within the accounts receivable in the accompanying financial statements.

3.  Commitments

The assets of the Trust are invested in short-term investments until they are required to fund commitments for insured construction loans, mortgage-backed securities, or permanent mortgages. At June 30, 2000, the Trust had remaining unfunded commitments of approximately $300 million to fund insured construction and permanent mortgages, and other investments. The Trust is required to maintain a segregated account of securities in an amount no less than the total unfunded commitments less short-term investments. As of June 30, 2000, this segregated account held securities with a value of approximately $ 1.4 billion. The commitment amounts disclosed on the Schedule of Portfolio Investments represent the original commitment amount, which includes both funded and unfunded commitments.

4.  Investment  Transactions

A summary of investment transactions for the separate instruments included in the Trust's investment portfolio, at amortized cost, for the six months ended June 30, 2000, follows:

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000

Investment  Transactions  (Dollars  in  thousands)
                                                                                                          Federal
                                FHA                      Ginnie Mae      Fannie    Freddie                 Home
                  FHA        Construction   Ginnie Mae   Construction     Mae        Mac       Local      Loan Bank
                Mortgages      Loans        Securities     Loans       Securities Securities Initiatives Securities
---------------------------------------------------------------------------------------------------------------------
Balance,
January 1,
 2000            $433,206     $159,246      $469,495      $130,827      $629,437   $234,340    $   -        $52,224

Purchases and
construction
loan advances,
net of discounts   31,819       32,156        22,313        54,990       117,772     91,462      4,900          530

Change in
discounts and
(premiums)             78          115        (2,647)         (903)       (2,045)       469          5            -

Transfers           35,509     (28,034)        4,491       (11,965)            -          -          -            -

Principal
 reductions        (15,954)     (2,334)     (118,026)       (1,821)      (99,211)     (29,190)    (354)            -
------------------------------------------------------------------------------------------------------------------------
Balance,
June 30,
 2000             $484,658    $161,149      $375,626      $171,128      $645,953     $297,081   $4,900       $52,405
===========================================================================================================================

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000

5.  Participants' Equity  (dollars in thousands)

Participants'  equity  consisted  of  the  following  at  June  30,  2000:

   Amount invested and reinvested by current participants           $2,306,324
   Accumulated unrealized appreciation in the value of investments     (47,401)
   Accumulated undistributed investment income - net                       441
                                                                --------------
                                                                    $2,259,364
                                                                    ==========

6.  Retirement and Deferred Compensation Plans

The Trust participates in the AFL-CIO Staff Retirement Plan, which is a multi-employer defined benefit pension plan, covering substantially all employees. This plan was funded by employer contributions, at rates approximating 13.3 percent of employees' salaries for the six months ended June 30, 2000. The total Trust pension expense for the six months ended June 30, 2000 was approximately $281,000.

The Trust also participates in a deferred compensation plan, referred to as a 401(k) plan, covering substantially all employees. This plan permits an employee to defer up to the lesser of 15 percent of their annual salary or the applicable IRS limit. The Trust matches dollar for dollar the first $1,500 of employee contributions. The Trust's 401(k) contribution for the six months ended June 30, 2000 was approximately $69,000.

7.     Bank Loans

The Trust has a secured $12.5 million bank line of credit. Borrowings under this agreement bear interest at LIBOR plus one-half percent. One mortgage-backed security with a value of approximately $21 million has been pledged as collateral for the line of credit. In addition, the Trust has a $12.5 million uncommitted and unsecured line of credit facility. As of June 30, 2000 the Trust had no outstanding balance on either of these facilities. No compensating balances are required.

SUPPLEMENTAL INFORMATION
Six Months Ended June 30, 2000 and the Years Ended December 31, 1999, 1998, 1997, and 1996

                     Six Months
                       Ended
                    June 30, 2000    1999        1998       1997       1996
--------------------------------------------------------------------------------
                        <C
PER SHARE DATA

Investment Income      $ 38.18     $ 75.86       $ 81.89   $ 83.77    $ 84.10
Expenses                 (2.08)      (4.21)        (4.41)   (4.71)     (4.99)
---------------------------------------------------------------------------------
Investment Income - net  36.10       71.65         77.48     79.06      79.11

Distribution from
 investment income
   - net                (36.09)     (71.74)       (77.55)   (79.10)    (78.76)

Distribution from
 realized gain on
 investments              0.00       (0.31)        (1.30)    (0.48)      0.00


NET ASSET VALUE

Beginning of period   1,035.72    1,114.08      1,104.30   1,072.98  1,098.53

Net realized and
 unrealized gains
 (losses) on
 investments
 Net increase
 (decrease)
 in net asset value      8.55       (78.36)         9.78       31.32   (25.55)
------------------------------------------------------------------------------------
END OF PERIOD        1,044.27     1,035.72      1,114.08    1,104.30 1,072.98

RATIOS

Ratio of expenses to
 average net assets      0.40%(1)     0.39%      0.39%       0.43%      0.46%

Ratio of net investment
 income to average net
 assets                   7.0%(1)      6.7%       6.8%        7.2%       7.3%

Portfolio turnover rate  25.4%(1)     31.7%      39.5%       15.3%      20.3%

NUMBER OF OUTSTANDING
 UNITS AT END OF PERIOD 2,163,577  2,075,197   1,816,185   1,513,856  1,289,082

See accompanying notes to financial statements.
(1)  Percents are annualized.